Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Non controlling interest	$ (368,533)	$ (14,045)
Aptus Biotechnology [Member]
Non-controlling interest rate	1.00%	1.00%
mTOR [Member]
Non-controlling interest rate	10.00%	10.00%
Aptorum Medical Limited [Member]
Non-controlling interest rate	5.00%
Lanither Life Sciences Limited [Member]
Non-controlling interest rate	20.00%
Acticule [Member]
Non-controlling interest rate	20.00%